Credit Line (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended
Oct. 21, 2013
Credit Line [Abstract]
Borrowing availability	$ 7,500
Outstanding borrowings	$ 3,200
Interest rate	6.00%
Expiration period	1 year